Equipment	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Property, Plant and Equipment [Abstract]
Equipment

Note 5 – Equipment

At May 31, 2022 and February 28, 2022, the company has the following amounts related to tangible assets:

	May 31, 2022	February 28, 2022
	(unaudited)
Equipment	$59,879	$62,347
Less: accumulated depreciation	(37,173)	(35,539)
Net equipment	$22,706	$26,808

No significant residual value is estimated for the equipment. Depreciation expense for the three months ended May 31, 2022 and 2021 totaled $3,079 and $3,500, respectively.

Note 5 – Equipment

At February 28, 2022 and February 28, 2021, the company has the following amounts related to tangible assets:

	February 28, 2022	February 28, 2021
Equipment	$62,347	$47,953
Less: accumulated depreciation	(35,539)	(21,500)
Net equipment	$26,808	$26,453

No significant residual value is estimated for the equipment. Depreciation expense for the years ended February 28, 2022 and February 28, 2021 At February 28, 2022 and February 28, 2021 totaled $14,039 and $11,150, respectively.